Distribution Date:	08/17/26	JPMBB Commercial Mortgage Securities Trust 2015-C32
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2015-C32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Additional Information	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	9-13				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15
			Attention: JPMBB 2015-C32 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21-22	Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25-28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590JAS6	1.510900%	80,183,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590JAT4	2.816400%	244,690,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590JAU1	3.418800%	28,747,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46590JAV9	3.329300%	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46590JAW7	3.598200%	234,856,000.00	90,972,646.55	47,354.45	272,781.48	0.00	0.00	320,135.93	90,925,292.10	75.30%	30.00%
A-SB	46590JAX5	3.358200%	115,238,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46590JBA4	3.984400%	51,667,000.00	51,667,000.00	0.00	0.00	0.00	0.00	0.00	51,667,000.00	61.26%	25.50%
B	46590JBB2	4.388800%	57,408,000.00	57,408,000.00	0.00	0.00	0.00	0.00	0.00	57,408,000.00	45.66%	20.50%
C	46590JBC0	4.863051%	99,029,000.00	99,029,000.00	0.00	0.00	0.00	0.00	0.00	99,029,000.00	18.76%	11.88%
D	46590JBE6	4.363051%	50,232,000.00	50,232,000.00	0.00	0.00	0.00	0.00	0.00	50,232,000.00	5.11%	7.50%
E*	46590JAE7	4.863051%	28,705,000.00	18,995,542.45	0.00	0.00	0.00	182,672.20	0.00	18,812,870.25	0.00%	5.00%
F	46590JAG2	4.863051%	11,481,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.00%
G	46590JAJ6	4.863051%	11,482,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.00%
NR	46590JAL1	4.863051%	34,444,648.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46590JAQ0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46590JAN7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,148,162,650.00	368,304,189.00	47,354.45	272,781.48	0.00	182,672.20	320,135.93	368,074,162.35

X-A	46590JAY3	1.124962%	855,381,000.00	142,639,646.55	0.00	133,720.10	0.00	0.00	133,720.10	142,592,292.10
X-B	46590JAZ0	0.474251%	57,408,000.00	57,408,000.00	0.00	22,688.17	0.00	0.00	22,688.17	57,408,000.00
X-C	46590JAA5	0.000000%	99,029,000.00	99,029,000.00	0.00	0.00	0.00	0.00	0.00	99,029,000.00
X-D	46590JAC1	0.500000%	50,232,000.00	50,232,000.00	0.00	20,930.00	0.00	0.00	20,930.00	50,232,000.00
Notional SubTotal			1,062,050,000.00	349,308,646.55	0.00	177,338.27	0.00	0.00	177,338.27	349,261,292.10

Deal Distribution Total					47,354.45	450,119.75	0.00	182,672.20	497,474.20

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590JAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590JAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590JAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46590JAV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46590JAW7	387.35500285	0.20163185	1.16148397	0.00000000	0.00000000	0.00000000	0.00000000	1.36311582	387.15337100
A-SB	46590JAX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46590JBA4	1,000.00000000	0.00000000	0.00000000	3.32033329	49.80499932	0.00000000	0.00000000	0.00000000	1,000.00000000
B	46590JBB2	1,000.00000000	0.00000000	0.00000000	3.65733330	64.94054574	0.00000000	0.00000000	0.00000000	1,000.00000000
C	46590JBC0	1,000.00000000	0.00000000	0.00000000	4.05254259	109.00596058	0.00000000	0.00000000	0.00000000	1,000.00000000
D	46590JBE6	1,000.00000000	0.00000000	0.00000000	3.63587594	145.28312152	0.00000000	0.00000000	0.00000000	1,000.00000000
E	46590JAE7	661.75030308	0.00000000	0.00000000	2.68177147	250.41094757	0.00000000	6.36377635	0.00000000	655.38652674
F	46590JAG2	0.00000000	0.00000000	0.00000000	0.00000000	226.60430799	0.00000000	0.00000000	0.00000000	0.00000000
G	46590JAJ6	0.00000000	0.00000000	0.00000000	0.00000000	226.75029960	0.00000000	0.00000000	0.00000000	0.00000000
NR	46590JAL1	0.00000000	0.00000000	0.00000000	0.00000000	182.58103784	0.00000000	0.00000000	0.00000000	0.00000000
R	46590JAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46590JAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590JAY3	166.75568729	0.00000000	0.15632812	0.00000000	0.00000000	0.00000000	0.00000000	0.15632812	166.70032664
X-B	46590JAZ0	1,000.00000000	0.00000000	0.39520920	0.00000000	0.00000000	0.00000000	0.00000000	0.39520920	1,000.00000000
X-C	46590JAA5	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46590JAC1	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	07/01/26 - 07/30/26	30	0.00	272,781.48	0.00	272,781.48	0.00	0.00	0.00	272,781.48	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/26 - 07/30/26	30	0.00	133,720.10	0.00	133,720.10	0.00	0.00	0.00	133,720.10	0.00
X-B	07/01/26 - 07/30/26	30	0.00	22,688.17	0.00	22,688.17	0.00	0.00	0.00	22,688.17	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	07/01/26 - 07/30/26	30	0.00	20,930.00	0.00	20,930.00	0.00	0.00	0.00	20,930.00	0.00
A-S	07/01/26 - 07/30/26	30	2,401,723.24	171,551.66	0.00	171,551.66	171,551.66	0.00	0.00	0.00	2,573,274.90
B	07/01/26 - 07/30/26	30	3,518,146.66	209,960.19	0.00	209,960.19	209,960.19	0.00	0.00	0.00	3,728,106.85
C	07/01/26 - 07/30/26	30	10,393,432.03	401,319.24	0.00	401,319.24	401,319.24	0.00	0.00	0.00	10,794,751.27
D	07/01/26 - 07/30/26	30	7,115,224.44	182,637.32	0.00	182,637.32	182,637.32	0.00	0.00	0.00	7,297,861.76
E	07/01/26 - 07/30/26	30	7,111,066.00	76,980.25	0.00	76,980.25	76,980.25	0.00	0.00	0.00	7,188,046.25
F	N/A	N/A	2,601,644.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,601,644.06
G	N/A	N/A	2,603,546.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,603,546.94
NR	N/A	N/A	6,288,939.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6,288,939.58
Totals			42,033,722.95	1,492,568.41	0.00	1,492,568.41	1,042,448.66	0.00	0.00	450,119.75	43,076,171.61

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46590JBA4	3.984400%	51,667,000.00	51,667,000.00	0.00	0.00	0.00	0.00	0.00	51,667,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46590JBB2	4.388800%	57,408,000.00	57,408,000.00	0.00	0.00	0.00	0.00	0.00	57,408,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46590JBC0	4.863051%	99,029,000.00	99,029,000.00	0.00	0.00	0.00	0.00	0.00	99,029,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			208,104,000.03	208,104,000.00	0.00	0.00	0.00	0.00	0.00	208,104,000.00

Exchangeable Certificate Details
EC	46590JBD8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	497,474.20	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,497,985.08	Master Servicing Fee	1,998.62
Interest Reductions due to Nonrecoverability Determination	(1,089,194.63)	Certificate Administrator Fee	1,119.80
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Senior Trust Advisor Fee	949.86
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	4,278.28
Total Interest Collected	408,790.45

Principal		Expenses/Reimbursements
Scheduled Principal	230,026.65	Reimbursement for Interest on Advances	6,952.72
Unscheduled Principal Collections		ASER Amount	47,929.87
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	82,001.43
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	180.61
Total Principal Collected	230,026.65	Total Expenses/Reimbursements	137,064.63

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	450,119.75
Gain-on-Sale Proceeds Collected	0.00	Principal Distribution	47,354.45
Gain-on-Sale Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
Borrower Option Extension Fees	0.00	Borrower Option Extension Fees	0.00
		Gain-on-Sale Proceeds Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	497,474.20
Total Funds Collected	638,817.10	Total Funds Distributed	638,817.11

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	368,304,189.00	368,304,189.00	Beginning Certificate Balance	368,304,189.00
(-) Scheduled Principal Collections	230,026.65	230,026.65	(-) Principal Distributions	47,354.45
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	182,672.20
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	182,672.20
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	368,074,162.35	368,074,162.35	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	382,930,689.99	382,930,689.99	Ending Certificate Balance	368,074,162.35
Ending Actual Collateral Balance	382,658,597.62	382,658,597.62

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	48,870,209.37	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	48,870,209.37	0.00	Net WAC Rate	4.86%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	1	4,741,604.40	1.29%	(10)	4.8290	2.605700	1.35 or less	8	319,444,375.65	86.79%	(27)	4.7769	0.052227
10,000,000 to 19,999,999		3	48,674,114.63	13.22%	(10)	4.7719	1.059607	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		4	126,363,684.43	34.33%	(23)	4.6533	0.719665	1.56 to 1.65	2	43,888,182.30	11.92%	(12)	4.3894	1.653294
	50,000,000 or greater	3	188,294,758.89	51.16%	(31)	4.7709	(0.282914)	1.66 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	368,074,162.35	100.00%	(25)	4.7314	0.276028	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
								2.01 or greater	1	4,741,604.40	1.29%	(10)	4.8290	2.605700
								Totals	11	368,074,162.35	100.00%	(25)	4.7314	0.276028
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Georgia	1	25,088,969.99	6.82%	(70)	4.7060	(0.471400)
							Lodging	2	89,534,917.17	24.33%	(70)	4.7780	(0.632200)
Illinois	3	188,294,758.89	51.16%	(31)	4.7709	(0.282914)
							Mixed Use	1	57,679,503.28	15.67%	(10)	4.8450	(0.163900)
Louisiana	1	28,805,042.65	7.83%	(13)	4.1953	1.653500
							Office	7	197,043,930.15	53.53%	(11)	4.6676	0.725738
Michigan	1	15,083,139.65	4.10%	(11)	4.7600	1.652900
							Retail	2	23,815,811.75	6.47%	(10)	4.8090	1.035205
New Jersey	1	46,272,380.84	12.57%	(11)	4.8750	0.614500
							Totals	12	368,074,162.35	100.00%	(25)	4.7314	0.276028
Ohio	1	4,741,604.40	1.29%	(10)	4.8290	2.605700

Pennsylvania	4	59,788,265.93	16.24%	(10)	4.7499	0.892272

Totals	12	368,074,162.35	100.00%	(25)	4.7314	0.276028

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.20000% or less	1	28,805,042.65	7.83%	(13)	4.1953	1.653500	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	5	147,055,476.65	39.95%	(21)	4.7014	0.374769	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	5	192,213,643.05	52.22%	(30)	4.8347	(0.005942)	49 months or greater	11	368,074,162.35	100.00%	(25)	4.7314	0.276028
	Totals	11	368,074,162.35	100.00%	(25)	4.7314	0.276028	Totals	11	368,074,162.35	100.00%	(25)	4.7314	0.276028
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	11	368,074,162.35	100.00%	(25)	4.7314	0.276028	240 months or less	11	368,074,162.35	100.00%	(25)	4.7314	0.276028
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 299 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	368,074,162.35	100.00%	(25)	4.7314	0.276028	Totals	11	368,074,162.35	100.00%	(25)	4.7314	0.276028
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	11	368,074,162.35	100.00%	(25)	4.7314	0.276028			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	368,074,162.35	100.00%	(25)	4.7314	0.276028
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304830001	LO	Chicago	IL	Actual/360	4.806%	0.00	0.00	0.00	N/A	10/01/20	--	64,445,947.18	64,445,947.18	12/01/21
2	304830002	OF	Chicago	IL	Actual/360	4.672%	0.00	0.00	0.00	N/A	08/01/25	--	66,169,308.43	66,169,308.43	05/01/21
3	883100464	MU	Chicago	IL	Actual/360	4.845%	0.00	0.00	0.00	N/A	10/06/25	--	57,679,503.28	57,679,503.28	01/06/21
4	883100463	OF	Mount Laurel	NJ	Actual/360	4.875%	0.00	0.00	0.00	N/A	09/06/25	--	46,272,380.84	46,272,380.84	05/06/25
8	695100574	RT	Gettysburg	PA	30/360	4.804%	76,495.46	33,735.04	0.00	N/A	10/06/25	--	19,107,942.39	19,074,207.35	09/06/25
9	304200001	OF	New Orleans	LA	Actual/360	4.195%	104,322.18	72,114.00	0.00	N/A	07/01/25	--	28,877,156.65	28,805,042.65	08/01/26
10	304830010	OF	Pittsburgh	PA	Actual/360	4.715%	106,572.67	51,237.54	0.00	N/A	10/05/25	--	26,248,528.49	26,197,290.95	04/05/26
12	304830012	LO	Atlanta	GA	Actual/360	4.706%	0.00	0.00	0.00	N/A	10/01/20	--	25,088,969.99	25,088,969.99	04/01/21
17	304830017	OF	Detroit	MI	Actual/360	4.760%	61,976.80	37,250.75	0.00	N/A	09/01/25	--	15,120,390.40	15,083,139.65	07/01/26
18	695100572	OF	Pittsburgh	PA	Actual/360	4.742%	59,423.34	35,689.32	0.00	N/A	10/06/25	--	14,552,456.95	14,516,767.63	11/06/25
49	304830049	RT	Fairlawn	OH	Actual/360	4.829%	0.00	0.00	0.00	N/A	10/01/25	--	4,741,604.40	4,741,604.40	04/01/23
Totals							408,790.45	230,026.65	0.00				368,304,189.00	368,074,162.35
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	(8,591,793.00)	(1,314,389.00)	01/01/26	06/30/26	06/11/26	53,807,275.09	4,557,009.31	0.00	0.00	0.00	0.00
2	1,741,248.00	0.00	--	--	02/11/26	29,835,133.91	1,810,480.71	0.00	0.00	0.00	0.00
3	(321,991.00)	(270,119.00)	01/01/26	06/30/26	06/11/25	57,679,503.28	3,226,907.62	0.00	0.00	0.00	0.00
4	2,185,656.00	0.00	--	--	11/12/25	14,298,654.16	0.00	0.00	0.00	0.00	0.00
8	1,316,972.00	1,561,767.00	04/01/25	03/31/26	03/11/26	6,317,206.47	170,860.57	84,820.45	1,040,791.71	0.00	0.00
9	12,983,658.15	12,280,620.00	10/01/24	09/30/25	01/11/26	5,054,665.05	0.00	0.00	0.00	0.00	0.00
10	2,465,204.00	1,930,356.00	01/01/26	03/31/26	02/11/26	5,588,570.22	111,869.37	134,935.95	541,591.67	0.00	0.00
12	99,448.00	(290,255.00)	01/01/26	06/30/26	04/13/26	25,088,969.99	1,008,421.17	0.00	0.00	0.00	0.00
17	4,938,087.00	3,936,353.00	04/01/25	03/31/26	06/11/26	0.00	0.00	98,542.25	98,542.25	0.00	0.00
18	1,788,891.00	1,220,474.00	01/01/26	03/31/26	03/11/26	0.00	14,969.79	94,621.43	837,142.89	0.00	0.00
49	170,021.00	289,282.00	01/01/26	03/31/26	05/11/26	1,849,941.95	468,304.60	0.00	0.00	0.00	0.00
Totals	18,775,401.15	19,344,089.00				199,519,920.12	11,368,823.14	412,920.08	2,518,068.52	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	4	151,956,024.85	0	0.00	0	0.00	0	0.00	4.731394%	4.464304%	(25)
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	4	151,956,024.85	0	0.00	0	0.00	0	0.00	4.731298%	4.464198%	(24)
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	4	151,956,024.85	0	0.00	0	0.00	0	0.00	4.731196%	4.464087%	(23)
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	4	151,956,024.85	0	0.00	0	0.00	0	0.00	4.731101%	4.463983%	(22)
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	4	151,956,024.85	0	0.00	0	0.00	1	10,030,113.26	4.731000%	4.463872%	(21)
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	4	151,956,024.85	0	0.00	0	0.00	1	5,930,841.43	4.729656%	4.462654%	(20)
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	4	151,956,024.85	0	0.00	0	0.00	0	0.00	4.729601%	4.462047%	(19)
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	4	151,956,024.85	0	0.00	0	0.00	0	0.00	4.729509%	4.461946%	(18)
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	4	151,956,024.85	0	0.00	0	0.00	0	0.00	4.729417%	4.465708%	(17)
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	4	151,956,024.85	0	0.00	0	0.00	0	0.00	4.729321%	4.465609%	(16)
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	4	151,956,024.85	0	0.00	0	0.00	21	42,519,295.09	4.733303%	4.476553%	(14)
09/17/25	0	0.00	0	0.00	2	62,421,107.68	0	0.00	4	151,956,024.85	0	0.00	1	5,153.52	1	0.00	4.724029%	4.518494%	(11)
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	304830001	12/01/21	55	5	0.00	0.00	185,914.19	69,370,036.78	05/19/20	7			04/14/23
2	304830002	05/01/21	62	5	0.00	0.00	0.00	69,950,190.54	07/21/20	13
3	883100464	01/06/21	66	5	0.00	0.00	5,425.30	59,929,896.14	07/10/20	7			06/18/24
4	883100463	05/06/25	14	5	0.00	0.00	1,536.00	46,272,380.84	04/17/25	2
8	695100574	09/06/25	10	5	84,820.45	1,040,791.71	51,946.94	19,437,982.29	10/10/25	2
10	304830010	04/05/26	3	5	134,935.95	541,591.67	19,072.82	26,407,849.36	10/10/25	2
12	304830012	04/01/21	63	5	0.00	0.00	579,292.20	27,419,413.67	06/09/20	7			03/02/21
17	304830017	07/01/26	0	5	98,542.25	98,542.25	15,507.50	15,120,390.40	09/11/25	13
18	695100572	11/06/25	8	5	94,621.43	837,142.89	1,600.00	14,844,217.90	10/14/25	2
49	304830049	04/01/23	39	5	0.00	0.00	633,793.21	5,101,197.05	06/09/20	7			06/29/21
Totals					412,920.08	2,518,068.52	1,494,088.16	353,853,554.97
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		368,074,162	28,805,043	187,313,095		151,956,025
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	368,074,162	43,888,182	0	0	172,229,955	151,956,025
Jul-26	368,304,189	28,877,157	15,120,390	0	172,350,617	151,956,025
Jun-26	368,544,020	28,952,373	0	15,159,485	172,476,137	151,956,025
May-26	368,772,212	29,023,957	0	0	187,792,230	151,956,025
Apr-26	369,004,903	29,098,661	0	0	187,950,217	151,956,025
Mar-26	379,556,300	29,169,719	0	0	198,430,557	151,956,025
Feb-26	385,788,940	29,250,709	0	0	229,671,176	126,867,055
Jan-26	386,050,774	29,321,219	0	0	204,773,530	151,956,025
Dec-25	386,311,581	29,391,475	0	0	204,964,081	151,956,025
Nov-25	386,584,379	39,896,302	0	0	194,732,052	151,956,025
Oct-25	399,190,131	38,194,958	0	0	209,039,148	151,956,025
Sep-25	484,403,878	190,324,462	0	0	142,123,391	151,956,025
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	304830001	64,445,947.18	69,370,036.78	37,100,000.00	12/15/25	(1,691,179.00)	(0.69480)	06/30/26	10/01/20	229
2	304830002	66,169,308.43	69,950,190.54	93,000,000.00	01/20/26	148,432.00	0.01450	12/31/25	08/01/25	229
3	883100464	57,679,503.28	59,929,896.14	6,000,000.00	04/10/26	(321,593.00)	(0.16390)	06/30/26	10/06/25	229
4	883100463	46,272,380.84	46,272,380.84	36,300,000.00	05/28/25	2,185,656.00	0.61450	12/31/25	09/06/25	228
8	695100574	19,074,207.35	19,437,982.29	14,800,000.00	12/04/25	1,561,767.00	0.64480	03/31/26	10/06/25	229
9	304200001	28,805,042.65	28,805,042.65	89,900,000.00	08/22/25	12,229,117.00	1.65350	09/30/25	07/01/25	229
10	304830010	26,197,290.95	26,407,849.36	23,300,000.00	12/01/25	1,930,356.00	1.01930	03/31/26	10/05/25	229
12	304830012	25,088,969.99	27,419,413.67	9,575,000.00	01/13/26	(442,952.00)	(0.47140)	06/30/26	10/01/20	229
17	304830017	15,083,139.65	15,120,390.40	41,400,000.00	01/06/26	3,936,353.00	1.65290	03/31/26	09/01/25	228
18	695100572	14,516,767.63	14,844,217.90	20,700,000.00	11/18/25	1,127,900.00	0.98820	03/31/26	10/06/25	229
49	304830049	4,741,604.40	5,101,197.05	8,050,000.00	02/13/26	279,650.00	2.60570	03/31/26	10/01/25	169
Totals		368,074,162.35	382,658,597.62	380,125,000.00		20,943,507.00

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	304830001	LO	IL	05/19/20	7

A full service Hilton Suites Hotel in the Magnificent Mile area of downtown Chicago opening in 1990 with 345 all-suites rooms. The Franchise Agreement expired was renewed until 12/2026. Amenities include ~8,417 sf of meeting area, full service dining areas served by a two leased restaurants, indoor pool, fitness center, and business center. Three Unions represen various employees serving the Hotel (Valet/Bellman, Housekeepers, and Engineers). CBA negotiations continue to drag on as the unions ar e trying to drag our property in with the rest of the City's CBA's which expires in August. Companion Loan: None. PM: GF has been retained. Deferred Maintenance / Repair Issues: None ongoing at this time. Marketing Summary: Hotel is listed with JLL Hotels, Marketing has commenced. 104 CA's signed with over twenty tours conducted. OM has been distributed to interested parties. Call for offers was the end of July. Received 10 offers with the higher offers coming from residential conversion buyers. Went back to top buyers for a second round of offers. Executed lease amendment with restaurant tenant who is struggling to enable him to stay open and we remain in

	compliance with the franchise agreement.
2	304830002	OF	IL	07/21/20	13

The Loan transferred to the Special Servicer in July 2020 for Imminent Monetary Default at the request of the Borrower. The challenges from covid and the struggling Chicago office market reduced the occupancy at Civic Opera and the property could not gen erate sufficient cash flow to pay operating expenses and service the debt. The property is a 46?story, 915,162 SF, Class 'B+' office building located in downtown Chicago, IL. It was built in 1929 and is home to the world?renowned

Lyric Opera of Chicago wi th a 3,563?seat theater (not part of the Loan collateral). The Loan ultimately went into payment default and the Special Servicer filed foreclosure along with a lawsuit against the guarantors for full recourse. The recourse suit is based on the fact the B orrower encumbered the borrowing entity with unpermitted debt. Transwestern was appointed as Receiver and is currently managing the property. The Special Servicer has encountered extensive litigation surrounding the foreclosure and guarantor suit and all efforts to engage the sponsor to settle have been ignored. To date, the litigation is in the discovery phase and the Special Servicer filed a motion to compel the turnover of tax returns from the guarantor. The Special Servicer intends to push for judgmen t on the foreclosure and guaranty suit after the conclusion discovery. As of year-end 2025 the property was 49% occupied with a NOI of $1.7M and DSCR of .17X. The receiver is

	preparing a motion to send the Lender $2M of cash to apply to the debt.
3	883100464	MU	IL	07/10/20	7

REO Title Date: 6/21/2024. The special servicer previously explored a potential joint marketing strategy with the receiver of the non-collateral hotel due to the operational synergies between the assets; however, the parties were unable to reach

	an a greement. Updated broker valuations have been received. The property is listed for sale with Friedman and is scheduled to be sold through the RealINSIGHT auction platform on August 5, 2026.

4	883100463	OF	NJ	04/17/25	2

The Loan transferred for delinquent payments. Notice of Default has been sent to the Borrower. Legal counsel filed the foreclosure complaint on 9/25 Collateral consists of eight (8) single-story class-B office buildings in 2 complexes on opposite sid es of Fellowship Road, referred to as the Fellowship Road Complex and the Gaither Drive Complex, consisting of combined 515,614 SF of NRA and situated on a combined 50.721 acres of land in Mount Laurel, NJ. Fellowship Road

Complex consists of 3 buildings, totaling 182,018 SF on 16 acres. Gaither Drive Complex consists of 5 buildings, 333,596 SF on 34 acres. The buildings were developed between 1983 & 1987. As of 03/31/26 the Property is 47% occupied with NOI/SDCR: $916K/0.26x; have requested update financials. Lender's counsel has filed Lender's motion for summary judgement and Borrower has filed their reply. In discussion with Borrower over possible alternative to foreclosure.

8	695100574	RT	PA	10/10/25	2

Loan transferred to Special Servicing due to failure to pay off on 10/6/2025 maturity date. Collateral is a 249,937 SF open-air outlet shopping center located in Gettysburg, PA, ~55 miles NW of Baltimore and 40 miles south of Harrisburg.

Developed in 2000 and renovated in 2006, the Property features a mix of national outlet retailers, regional tenants, and dining operators including Under Armour, Adidas, Columbia Sportswear, Bath & Body Works, Talbots, Famous Footwear,

and Old Navy. Collateral also includes three ground-leased outparcels occupied by TGI Fridays (7/2030 LXP), Country Inn & Suites (4/2100 LXP), and Atomic Dog Hard Cider (9/2029 LXP). The Property is part of a seven-unit condominium, with the Borrower owning five units (includ ing the center and outparcels) under a ground lease interest. Borrower has been attempting to refinance the property but has been unsuccessful. Receivership order was filed with the court and

	granted. Lender is dual-tracking foreclosure while continu ing workout discussions including receivership sale.
9	304200001	OF	LA	07/15/25	13

The loan transferred to the Special Servicer on 7/15/25 after the loan was not paid off on the 7/1/25 maturity. The loan is secured by an office property in New Orleans, LA. Cash management is in place with excess being swept. The balance swept was $7.4M as of 7/28/26. Lender has engaged counsel and will dual track foreclosure with workout discussions. Borrower has not provided a workout proposal for Lender to consider, but is cooperating with leasing and providing

	financial information. Borrower is focused on leasing activity through a third-party broker. Lender is evaluating a sale and assumption of the loan.

© 2021 Computershare. All rights reserved. Confidential.						Page 21 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
10	304830010	OF	PA	10/10/25	2

The Loan transferred to Special Servicing on 10/10/2025 for maturity default. The Loan is secured by two 5-story buildings totaling 212,328 square feet located in the Parkway West submarket of Pittsburgh, PA. As of 7/30/26 the buildings are

66.5% leased and had annualized NOI/DSCR: $1.93MM/1.02x. The Loan is under cash management and all excess cash is being trapped. Lender's counsel has filed the foreclosure complaint and still waiting on the Borrower to submit a

	proposal. Continuing to m ove forward with the foreclosure process.

12	304830012	LO	GA	06/09/20	7

REO Title Date: 3/21/2021. Collateral is the fee simple interest in a full-service Wyndham Hotel located in the Central Perimeter Market of Atlanta, GA. The property, originally opened as a Hilton Suites in 1987, features 224 all-suites rooms,

~7,000 sf of meeting area, full service dining area, outdoor pool, fitness and business centers. Upon taking title, work was commenced to quantify and cure significant deferred maintenance and with Hilton on franchise issues, ie, past dues,

PIP, etc. All t he while, attempts were made to sell the hotel while curing deferred maintenance and examining alternative uses but all potential buyers refused to go at risk and close citing poor office environment in the Perimeter submarket and length of time to convert to an alternative use. Hilton had a ROFR which chilled the sale processes. Roof was replaced in 2024 and in 2025 Hilton notified us the Franchise Agreement would not be renewed and it expired on 12/31/25. In late 2025, a new Franchise Agreemen t was executed with Wyndham and after conversion the hotel is operating as such effective 1/1/26. Companion Loan: None. Deferred Maintenance / Repair Issues: addressed. Tax protest has been successful with a reduced value of ~$14MM vs. ~$24MM and tax savings of ~$137K. Marketing Summary: Now that the conversion to a Wyndham has been completed and the new FA is in place, moving forward with marketing the asset for

	sale. The Asset will be included in the auction on August 26, 2026.
17	304830017	OF	MI	09/11/25	13

The Loan transferred to Special Servicing on 9/11/2025 due to Maturity Default. Collateral consists of a 508K SF mixed-use office/retail building in Detroit, MI, built in 1980 and renovated from 2012-2015. Major tenants include Henry Ford Health

Syst ems (165,827 SF / 32.64% of NRA / LXP 10/31/2036), Central Care Management Organization (21,398 SF / 4.21% / LXP 3/31/2029), and State Appellate Defender Office (20,548 SF / 4.05% / LXP 4/30/2035). As of 3/31/2026, the

Property was 74.6% occupied and reported YE 2025 NOI/DSCR of $4.94MM/2.07x. Lender approved the 7th and 8th Lease Amendments for Henry Ford Health Systems ('Tenant'), extending its LXP from 12/31/2027 to 9/30/2036 and expanding its premises by 17,611 SF in 3/2026 and 7,814 SF in 5/2026. Tenant retains two add'l 7-yr renewal options. Borrower has indicated further Tenant expansion is imminent, which should further stabilize the Property and improve refinanceability. New leases under negotiation total ~11% of NRA and would incr ease occupancy to the low- to mid-80% range. Borrower is communicating with several lending institutions to capitalize on positive leasing momentum. Lender and Borrower are in discussions regarding a potential forbearance; however, no agreement has b een reached to date. Lender and Borrower continue to negotiate toward an amicable resolution while Lender reserves all rights under the Loan

	Documents.
18	695100572	OF	PA	10/14/25	2

The Loan transferred to Special Servicing on 10/16/2025 for maturity default. The Loan is secured by three, four story Class-B buildings in Pittsburgh, PA As of 06/30/2026, the buildings were 72% leased and had annualized NOI/DSCR:

$1.22MM/1.07x. Cash management is in place and excess cash is being trapped. Lender's counsel has filed the foreclosure complaint. Borrower has indicated they will submit a discounted payoff offer, but no offer has been received. Will

	continue to move forward wit h the foreclosure process.

49	304830049	RT	OH	06/09/20	7

REO Title Date: 6/29/21: The collateral is the leasehold interest in a 165K SF big box retail Property located in the Fairlawn/Montrose submkt of Ohio, 20 mi S of the Cleveland CBD. Property was built in 1992 and is located on a 4.52-acre site.

Subj is part of a larger 500K SF power center with tenants including Home Depot, Dick's Sporting Goods, and World Market As of 7/30/26, the property is 100% leased & occupied. Crossed with or is companion: N.A Deferred

Maintenance/Repair Issues: Ground Lessor has completed repaving, sealing and restriping the parking area. Leasing: Dick's has opened. Marketing: The Property is currently not being marketed for sale, waiting on T1 to exercise renewal option with a notice due date of 10/31/2026. Brokers will be asked to update their BOV's after it's known if they exercise or not with the intent to then sign a listing agreement with one of them and put the property on the market in Q1 2027

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	883100442	37,001,206.13	4.28700%	37,001,206.13	4.28700%	10	07/08/20	06/06/20	08/11/20
8	695100574	0.00	4.80400%	0.00	4.80400%	8	08/17/20	07/06/20	--
8	695100574	0.00	4.80400%	0.00	4.80400%	9	10/12/22	11/06/22	08/11/20
8	695100574	0.00	4.80400%	0.00	4.80400%	9	12/10/22	11/06/22	08/11/20
29	695100571	0.00	4.80300%	0.00	4.80300%	8	05/06/21	05/06/21	--
33	304830033	0.00	4.88000%	0.00	4.88000%	8	11/08/21	11/08/21	--
Totals		37,001,206.13		37,001,206.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 30

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	695100575	11/18/20	12,750,889.87	25,300,000.00	9,097,517.41	326,424.31	9,097,517.41	8,771,093.10	3,979,796.77	0.00	(35,237.44)	4,015,034.21	16.06%
26	304830026	07/15/22	12,366,332.09	4,950,000.00	6,090,395.60	1,404,436.20	5,591,623.08	4,187,186.88	8,179,145.21	0.00	306,258.83	7,872,886.38	57.67%
27	623100215	04/17/26	10,325,005.83	13,600,000.00	10,510,525.90	454,890.54	10,510,525.90	10,055,635.36	269,370.47	0.00	0.00	269,370.47	2.07%
34	883100502	10/20/25	7,881,256.86	21,300,000.00	8,408,004.21	171,716.63	8,408,004.21	8,236,287.58	0.00	0.00	(930.87)	930.87	0.00%
38	304830038	01/18/22	6,819,080.90	12,650,000.00	17,700,009.90	8,321,652.64	17,261,221.71	8,939,569.07	0.00	0.00	7,184.43	(7,184.43)	0.08%
44	695100570	03/17/26	5,945,269.03	9,300,000.00	6,514,488.23	442,523.39	6,514,488.23	6,071,964.84	0.00	0.00	0.00	0.00	0.00%
47	883100507	10/20/25	5,254,170.67	12,500,000.00	5,624,602.07	133,739.66	5,624,602.07	5,490,862.41	0.00	0.00	(2,463.51)	2,463.51	0.03%
58	883100429	04/17/23	3,653,728.20	2,700,000.00	3,000,000.00	1,102,587.61	2,762,213.44	1,659,625.83	1,994,102.37	0.00	167,436.11	1,826,666.26	40.59%
65	883100481	10/20/25	2,851,100.81	9,090,000.00	3,078,276.15	98,740.23	3,078,276.15	2,979,535.92	0.00	0.00	0.00	0.00	0.00%
66	883100497	10/20/25	2,826,662.57	8,920,000.00	3,052,365.11	98,368.33	3,052,365.11	2,953,996.78	0.00	0.00	(3,163.85)	3,163.85	0.09%
68	883100480	10/20/25	1,946,894.19	5,600,000.00	2,147,081.43	112,652.35	2,147,081.43	2,034,429.08	0.00	0.00	(2,021.26)	2,021.26	0.08%
69	883100503	10/20/25	704,628.64	2,650,000.00	815,224.71	78,851.19	815,224.71	736,373.52	0.00	0.00	(2,463.51)	2,463.51	0.28%
70	883100511	10/20/25	2,606,720.53	6,550,000.00	2,855,271.86	131,131.57	2,855,271.86	2,724,140.29	0.00	0.00	(609.56)	609.56	0.01%
75	883100483	10/20/25	1,132,293.74	3,200,000.00	1,263,719.29	80,419.16	1,263,719.29	1,183,300.13	0.00	0.00	(2,463.52)	2,463.52	0.17%
76	883100500	10/20/25	1,071,199.77	3,036,000.00	1,199,543.14	80,089.23	1,199,543.14	1,119,453.91	0.00	0.00	(2,463.51)	2,463.51	0.18%
77	883100499	10/20/25	2,138,325.59	5,870,000.00	2,324,419.10	89,938.97	2,324,419.10	2,234,480.13	0.00	0.00	(2,463.51)	2,463.51	0.09%
79	883100475	10/20/25	1,071,199.77	3,380,000.00	1,215,761.09	96,294.70	1,215,761.09	1,119,466.39	0.00	0.00	(3,163.83)	3,163.83	0.24%
80	883100493	10/20/25	875,695.94	2,600,000.00	995,108.44	79,965.53	995,108.44	915,142.91	0.00	0.00	(2,463.51)	2,463.51	0.22%
81	883100477	10/20/25	1,731,024.61	4,650,000.00	1,891,979.68	82,967.41	1,891,979.68	1,809,012.27	0.00	0.00	(609.56)	609.56	0.02%
82	883100492	10/20/25	1,173,023.48	4,000,000.00	1,324,147.87	98,281.81	1,324,147.87	1,225,866.06	0.00	0.00	(99.69)	99.69	0.00%
83	883100488	10/20/25	541,709.42	2,000,000.00	652,408.83	86,296.98	652,408.83	566,111.85	0.00	0.00	(1,853.96)	1,853.96	0.27%
84	883100485	10/20/25	1,669,930.78	5,100,000.00	1,827,669.58	82,511.38	1,827,669.58	1,745,158.20	0.00	0.00	(2,296.22)	2,296.22	0.11%
85	883100514	10/20/25	1,629,200.89	3,610,000.00	1,809,378.95	106,781.94	1,809,378.95	1,702,597.01	0.00	0.00	(2,277.51)	2,277.51	0.11%
86	883100490	10/20/25	1,486,645.87	3,875,000.00	1,657,692.49	104,075.42	1,657,692.49	1,553,617.07	0.00	0.00	(186.00)	186.00	0.01%
87	883100505	10/20/25	1,445,916.06	4,100,000.00	1,614,414.85	103,361.55	1,614,414.85	1,511,053.30	0.00	0.00	(2,463.51)	2,463.51	0.13%
88	883100506	10/20/25	1,335,944.21	3,950,000.00	1,477,230.52	81,103.75	1,477,230.52	1,396,126.77	0.00	0.00	(2,463.51)	2,463.51	0.15%
89	883100508	10/20/25	1,250,410.62	3,860,000.00	1,387,992.90	81,248.44	1,387,992.90	1,306,744.46	0.00	0.00	(2,463.51)	2,463.51	0.16%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			94,484,260.94	188,341,000.00	99,535,229.31	14,131,050.92	98,359,882.04	84,228,831.12	14,422,414.82	0.00	406,258.02	14,016,156.80

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/26	182,672.20	0.00	0.00	0.00	0.00	182,672.20	0.00	0.00	4,344,524.68
		07/17/26	139,783.42	0.00	0.00	0.00	0.00	139,783.42	0.00	0.00
		06/17/26	196,225.44	0.00	0.00	0.00	0.00	196,225.44	0.00	0.00
		05/15/26	144,514.17	0.00	0.00	0.00	0.00	144,514.17	0.00	0.00
		04/17/26	156,678.84	0.00	0.00	0.00	0.00	156,678.84	0.00	0.00
		03/17/26	79,349.84	0.00	0.00	0.00	0.00	79,349.84	0.00	0.00
		02/18/26	173,093.91	0.00	0.00	0.00	0.00	173,093.91	0.00	0.00
		01/16/26	108,215.78	0.00	0.00	0.00	0.00	108,215.78	0.00	0.00
		12/17/25	119,098.76	0.00	0.00	0.00	0.00	119,098.76	0.00	0.00
		11/18/25	220,091.43	0.00	0.00	0.00	0.00	220,091.43	0.00	0.00
		10/20/25	2,368,124.75	0.00	0.00	0.00	0.00	2,368,124.75	0.00	0.00
		09/17/25	175,770.76	0.00	0.00	0.00	0.00	175,770.76	0.00	0.00
		08/15/25	165,487.69	0.00	0.00	0.00	0.00	165,487.69	0.00	0.00
		07/17/25	108,490.14	0.00	0.00	0.00	0.00	108,490.14	0.00	0.00
		06/17/25	6,927.55	0.00	0.00	0.00	0.00	6,927.55	0.00	0.00
		08/17/22	0.00	956,860.68	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	174.36	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	541.62	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	170.14	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	4,015,033.68	0.00	0.00	0.00	0.00	0.00	0.00
14	695100575	06/17/21	0.00	0.00	4,015,034.21	0.00	0.00	64.49	0.00	0.00	4,015,034.21
		05/17/21	0.00	0.00	4,014,969.72	0.00	0.00	(96.22)	0.00	0.00
		04/16/21	0.00	0.00	4,015,065.94	0.00	0.00	(5,878.06)	0.00	0.00
		03/17/21	0.00	0.00	4,020,944.00	0.00	0.00	1,054.47	0.00	0.00
		01/15/21	0.00	0.00	4,019,889.53	0.00	0.00	27,210.03	0.00	0.00
		12/17/20	0.00	0.00	3,992,679.50	0.00	0.00	12,882.73	0.00	0.00
		11/18/20	0.00	0.00	3,979,796.77	0.00	0.00	3,979,796.77	0.00	0.00
26	304830026	07/17/25	0.00	0.00	7,872,886.38	0.00	0.00	550.00	0.00	0.00	7,872,886.38
		02/18/25	0.00	0.00	7,872,336.38	0.00	0.00	11.05	0.00	0.00
		01/17/25	0.00	0.00	7,872,325.33	0.00	0.00	(961.82)	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
26	304830026	09/15/23	0.00	0.00	7,873,287.15	0.00	0.00	(237,199.21)	0.00	0.00
		02/17/23	0.00	0.00	8,110,486.36	0.00	0.00	2,634.10	0.00	0.00
		01/18/23	0.00	0.00	8,107,852.26	0.00	0.00	117.50	0.00	0.00
		12/16/22	0.00	0.00	8,107,734.76	0.00	0.00	460.66	0.00	0.00
		10/17/22	0.00	0.00	8,107,274.10	0.00	0.00	26,870.29	0.00	0.00
		09/16/22	0.00	0.00	8,080,403.81	0.00	0.00	(99,941.40)	0.00	0.00
		08/17/22	0.00	0.00	8,180,345.21	0.00	0.00	1,200.00	0.00	0.00
		07/15/22	0.00	0.00	8,179,145.21	0.00	0.00	8,179,145.21	0.00	0.00
27	623100215	04/17/26	0.00	0.00	269,370.47	0.00	0.00	269,370.47	0.00	0.00	269,370.47
34	883100502	07/17/26	0.00	0.00	930.87	0.00	0.00	509.87	0.00	0.00	930.87
		06/17/26	0.00	0.00	421.00	0.00	0.00	607.00	0.00	0.00
		02/18/26	0.00	0.00	(186.00)	0.00	0.00	(186.00)	0.00	0.00
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	304830038	01/18/23	0.00	0.00	(7,184.43)	0.00	0.00	(10,533.54)	0.00	0.00	(7,184.43)
		09/16/22	0.00	0.00	3,349.11	0.00	0.00	34.27	0.00	0.00
		08/17/22	0.00	0.00	3,314.84	0.00	0.00	175.03	0.00	0.00
		07/15/22	0.00	0.00	3,139.81	0.00	0.00	2,253.69	0.00	0.00
		06/17/22	0.00	0.00	886.12	0.00	0.00	174.36	0.00	0.00
		05/17/22	0.00	0.00	711.76	0.00	0.00	541.62	0.00	0.00
		03/17/22	0.00	0.00	170.14	0.00	0.00	170.14	0.00	0.00
		01/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	695100570	03/17/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	883100507	06/17/26	0.00	0.00	2,463.51	0.00	0.00	2,463.51	0.00	0.00	2,463.51
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
58	883100429	07/17/26	0.00	0.00	1,826,666.26	0.00	0.00	1,564.16	0.00	0.00	1,826,666.26
		10/20/25	0.00	0.00	1,825,102.10	0.00	0.00	210.00	0.00	0.00
		08/16/24	0.00	0.00	1,824,892.10	0.00	0.00	6,040.35	0.00	0.00
		07/17/24	0.00	0.00	1,818,851.75	0.00	0.00	(2,139.37)	0.00	0.00
		05/17/24	0.00	0.00	1,820,991.12	0.00	0.00	2,500.00	0.00	0.00
		01/18/24	0.00	0.00	1,818,491.12	0.00	0.00	9,064.15	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
58	883100429	11/17/23	0.00	0.00	1,809,426.97	0.00	0.00	(67.50)	0.00	0.00
		10/17/23	0.00	0.00	1,809,494.47	0.00	0.00	551.10	0.00	0.00
		09/15/23	0.00	0.00	1,808,943.37	0.00	0.00	(55,108.66)	0.00	0.00
		08/17/23	0.00	0.00	1,864,052.03	0.00	0.00	3,900.40	0.00	0.00
		07/17/23	0.00	0.00	1,860,151.63	0.00	0.00	(133,950.74)	0.00	0.00
		04/17/23	0.00	0.00	1,994,102.37	0.00	0.00	1,994,102.37	0.00	0.00
65	883100481	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
66	883100497	06/17/26	0.00	0.00	3,163.85	0.00	0.00	3,163.85	0.00	0.00	3,163.85
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	883100480	06/17/26	0.00	0.00	2,021.26	0.00	0.00	2,021.26	0.00	0.00	2,021.26
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	883100503	06/17/26	0.00	0.00	2,463.51	0.00	0.00	609.56	0.00	0.00	2,463.51
		02/18/26	0.00	0.00	1,853.95	0.00	0.00	1,853.95	0.00	0.00
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
70	883100511	03/17/26	0.00	0.00	609.56	0.00	0.00	609.56	0.00	0.00	609.56
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
75	883100483	06/17/26	0.00	0.00	2,463.52	0.00	0.00	1,853.96	0.00	0.00	2,463.52
		02/18/26	0.00	0.00	609.56	0.00	0.00	609.56	0.00	0.00
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
76	883100500	03/17/26	0.00	0.00	2,463.51	0.00	0.00	609.56	0.00	0.00	2,463.51
		02/18/26	0.00	0.00	1,853.95	0.00	0.00	1,853.95	0.00	0.00
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
77	883100499	07/17/26	0.00	0.00	2,463.51	0.00	0.00	2,463.51	0.00	0.00	2,463.51
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
79	883100475	06/17/26	0.00	0.00	3,163.83	0.00	0.00	3,163.83	0.00	0.00	3,163.83
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
80	883100493	07/17/26	0.00	0.00	2,463.51	0.00	0.00	609.56	0.00	0.00	2,463.51
		02/18/26	0.00	0.00	1,853.95	0.00	0.00	1,853.95	0.00	0.00
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
81	883100477	02/18/26	0.00	0.00	609.56	0.00	0.00	609.56	0.00	0.00	609.56

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
81	883100477	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
82	883100492	03/17/26	0.00	0.00	99.69	0.00	0.00	99.69	0.00	0.00	99.69
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
83	883100488	07/17/26	0.00	0.00	1,853.96	0.00	0.00	1,853.96	0.00	0.00	1,853.96
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
84	883100485	07/17/26	0.00	0.00	2,296.22	0.00	0.00	2,296.22	0.00	0.00	2,296.22
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
85	883100514	06/17/26	0.00	0.00	2,277.51	0.00	0.00	2,463.51	0.00	0.00	2,277.51
		02/18/26	0.00	0.00	(186.00)	0.00	0.00	(186.00)	0.00	0.00
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
86	883100490	02/18/26	0.00	0.00	186.00	0.00	0.00	186.00	0.00	0.00	186.00
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
87	883100505	06/17/26	0.00	0.00	2,463.51	0.00	0.00	1,853.95	0.00	0.00	2,463.51
		02/18/26	0.00	0.00	609.56	0.00	0.00	609.56	0.00	0.00
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
88	883100506	06/17/26	0.00	0.00	2,463.51	0.00	0.00	609.56	0.00	0.00	2,463.51
		02/18/26	0.00	0.00	1,853.95	0.00	0.00	1,853.95	0.00	0.00
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
89	883100508	06/17/26	0.00	0.00	2,463.51	0.00	0.00	1,853.95	0.00	0.00	2,463.51
		02/18/26	0.00	0.00	609.56	0.00	0.00	609.56	0.00	0.00
		10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			182,672.20	0.00	0.00	0.00	0.00	182,672.20	0.00	0.00	182,672.20
Cumulative Totals			4,344,524.68	4,972,780.48	14,016,156.80	0.00	0.00	18,360,681.48	0.00	0.00	18,360,681.48

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	13,873.78	0.00	0.00	0.00	0.00	266,709.55	0.00	0.00	0.00	0.00
2	0.00	0.00	14,244.78	0.00	0.00	0.00	0.00	266,206.48	0.00	0.00	0.00	0.00
3	0.00	0.00	12,417.12	0.00	0.00	0.00	0.00	240,643.69	0.00	0.00	0.00	0.00
4	0.00	0.00	9,961.42	0.00	0.00	0.00	0.00	194,247.60	6,952.72	0.00	0.00	0.00
8	0.00	0.00	3,980.82	0.00	0.00	25,263.56	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	6,216.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	5,650.72	0.00	0.00	22,666.31	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	5,401.10	0.00	0.00	0.00	0.00	101,670.26	0.00	0.00	0.00	0.00
17	0.00	0.00	3,255.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	173.69	0.00
49	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	19,717.04	0.00	0.00	0.00	0.00
77	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6.92	0.00
Total	0.00	0.00	82,001.43	0.00	0.00	47,929.87	0.00	1,089,194.63	6,952.72	0.00	180.61	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,226,259.26

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30